BROKERAGE COMMISSION AND HANDLING CHARGE INCOME	12 Months Ended
Dec. 31, 2025
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME

16.BROKERAGE COMMISSION AND HANDLING CHARGE INCOME

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)
Brokerage commission income	3,198,444	4,807,655	8,727,244
Handling charge income	746,335	1,237,091	1,845,500
Total	3,944,779	6,044,746	10,572,744

Disaggregation of brokerage commission and handling charge income

The tables below present brokerage commission and handling charge income by major types of products and geographic location for the periods indicated.

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)
Major types of products
Securities and options brokerage	3,618,681	5,602,144	9,862,027
Futures brokerage	295,547	392,030	505,737
IPO brokerage	12,364	22,014	166,007
Others	18,187	28,558	38,973
Total	3,944,779	6,044,746	10,572,744

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)
Geographic location (1)
Hong Kong	3,197,605	4,721,494	7,825,932
Others	747,174	1,323,252	2,746,812
Total	3,944,779	6,044,746	10,572,744
(1)	Based on the location of the subsidiaries in which the revenues are recorded.